As filed with the Securities and Exchange Commission on August 28, 2003

Registration Nos.

811-08946

333-60833

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 18	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 78	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:  (949) 219-3743

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, California 92660

(Name and Address of Agent for Service)

Copies of all communications to:

Diane N. Ledger	Ruth Epstein, Esq.
Pacific Life Insurance Company	Dechert LLP
P. O. Box 9000	1775 Eye Street, N.W.
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on September 1, 2003 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under Pacific Value and Pacific Value for Prudential Securities individual flexible premium deferred variable annuity contracts.

Filing Fee: None

SEPARATE ACCOUNT A

FORM N-4

CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page
2.	Definitions	TERMS USED IN THIS PROSPECTUS
3.	Synopsis	AN OVERVIEW OF PACIFIC VALUE
4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements; FINANCIAL HIGHLIGHTS
5.	General Description of Registrant, Depositor and Portfolio Companies

AN OVERVIEW OF PACIFIC VALUE; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC VALUE; HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal
7.	General Description of Variable Annuity Contracts

AN OVERVIEW OF PACIFIC VALUE; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; RETIREMENT BENEFITS AND OTHER PAYOUTS — Choosing Your Annuity Option, — Your Annuity Payments, — Death Benefits; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	RETIREMENT BENEFITS AND OTHER PAYOUTS
9.	Death Benefit	RETIREMENT BENEFITS AND OTHER PAYOUTS — Death Benefits
10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC VALUE; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers
11.	Redemptions	AN OVERVIEW OF PACIFIC VALUE; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers
12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX STATUS
13.	Legal Proceedings	Not Applicable
14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading
15.	Cover Page	Cover Page
16.	Table of Contents	TABLE OF CONTENTS
17.	General Information and History	Not Applicable
18.	Services	Not Applicable
19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs
20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc.
21.	Calculation of Performance Data	PERFORMANCE
22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts
23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-03-000935 filed on April 28, 2003 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-03-000935 filed on April 28, 2003 and incorporated by reference herein.)

Supplement dated September 1, 2003 to the Prospectus dated May 1, 2003 for the Pacific Value and Pacific Odyssey variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus as follows:

A new Fixed Investment Option is available.

A new Fixed Investment Option is added to the list on page 1 of the Prospectus:

DCA Plus Fixed

The DCA Plus Fixed Option is subject to availability. Ask your registered representative about its current status.

HOW YOUR INVESTMENTS ARE ALLOCATED—Transfers is amended.

The Transfers section is amended to add the following after the Automatic Transfer Options sub-section:

DCA Plus

DCA Plus provides a way for you to transfer amounts monthly from the DCA Plus Fixed Option Investment Option to one or more Variable Investment Option(s) over a period of up to one year. Amounts allocated to the DCA Plus Fixed Option Investment Option are held in our General Account and receive interest at rates declared periodically by us, but not less than an annual rate of 3% (the “Guaranteed Interest Rate”). The DCA Plus program can also be used with an Asset Allocation program to qualify for any optional benefit rider offered under your Contract.

Before your Annuity Date, you can allocate all or some of your Investment(s) to one of the DCA Plus Fixed Option terms of your choice. The minimum initial Investment amount that you can allocate to the DCA Plus Fixed Option is $5,000. You cannot transfer any amounts to the DCA Plus Fixed Option from any other Investment Option. All Investments allocated to the DCA Plus Fixed Option will earn interest at the then current Guaranteed Interest Rate declared by us.

The DCA Plus Fixed Option Value on any Business Day is the DCA Plus Fixed Option Value on the prior Business Day, increased by any additions to the DCA Plus Fixed Option on that day as a result of any:

•  interest, plus

•  Purchase Payments received by us then allocated to the DCA Plus Fixed Option, plus

•  any additional amounts allocated to the DCA Plus Fixed Option, including any Credit Enhancements, if applicable,

and decreased by any deductions from the DCA Plus Fixed Option on that day as a result of any:

•  transfers, including transfers to the Loan Account,

•  withdrawals, including any applicable withdrawal charges,

•  fees for withdrawals and/or transfers,

•  amounts applied to provide an annuity,

•  annual fees,

•   recapture of any Credit Enhancements, if applicable,

•   charges for premium taxes and/or other taxes, and

•   proportionate reductions for annual charges for expenses relating to optional benefit riders attached to the Contract.

The day that the first Investment allocation is made to the DCA Plus Fixed Option will begin the Guarantee Term. You can choose a Guarantee Term of up to one year. Currently, we offer Guarantee Terms of 6 or 12 months with 6 or 12 monthly transfers, respectively. On the same day of each month thereafter, we will transfer to the Variable Investment Options you select an amount equal to your DCA Plus Fixed Option Value on that day divided by the remaining number of monthly transfers in the Guarantee Term.

Example:  On May 1, you submit a $10,000 Investment entirely to the DCA Plus Fixed Option at a then current Guaranteed Interest Rate of 5.00% with a Guarantee Term of 6 months. On June 1, the value of the DCA Plus Fixed Option is $10,041.52. On June 1, a transfer equal to $1,673.59 ($10,041.52/6) will be made according to your DCA Plus transfer instructions. Your remaining DCA Plus Fixed Option Value after the transfer is therefore $8,367.93. On July 1, your DCA Plus Fixed Option Value has now increased to $8,401.56. We will transfer $1,680.31 ($8,401.56/5) to the Variable Investment Options, leaving a remaining value of $6,721.25 in the DCA Plus Fixed Option.

During the Guarantee Term, you can allocate all or a part of any additional Investments to the DCA Plus Fixed Option. Additional allocations must be at least $250. Each additional allocation will be transferred to the Variable Investment Options you select over the remaining Guarantee Term. Transfers will be made proportionately from the DCA Plus Fixed Option Value attributed to each Investment allocation.

Example:  (Using the previous example): On July 15, you allocate an additional $5,000 to the DCA Plus Option at a Guaranteed Interest Rate of 4.00%. On August 1, your DCA Plus Fixed Option Value has increased to $11,758.30. An amount equal to $2,939.58 ($11,758.30/4) is transferred from the DCA Plus Fixed Option to the Variable Investment Options. The remaining DCA Plus Fixed Option Value is $8,818.73.

The minimum amount for the DCA Plus monthly transfer is $250. If a monthly DCA Plus transfer amount is less than $250, we may transfer your entire DCA Plus Fixed Option Value to the Variable Investment Options according to your most recent DCA Plus transfer instructions and automatically terminate your DCA Plus.

DCA Plus transfers must be made on a monthly basis to the Variable Investment Options. You cannot choose to transfer other than monthly. For Contracts issued before July 1, 2003, you cannot transfer to the Fixed Option. Unless otherwise instructed, any additional Investment we receive during a Guarantee Term will be allocated to the Investment Options, including the DCA Plus Fixed Option if so indicated, according to your most recent Investment allocation instructions. If we receive any additional Investments after your DCA Plus ends and you have not changed your Investment allocation instructions, the portion of additional Investments that you had instructed us to allocate to the DCA Plus Fixed Option under DCA Plus will be allocated to the Variable Investment Options in the same proportion you had elected under DCA Plus.

On your Annuity Date any net amount converted to an annuity from your DCA Plus Fixed Option will be applied to a fixed annuity and will be held in our General Account, (but not under the DCA Plus Fixed Option) unless you instruct us otherwise.

2

The Net Contract Value, less any charges for premium taxes and/or other taxes, when converted, will, subject to our minimum requirements, be converted as follows:

•  the net amount from the DCA Plus Fixed Option Value will be converted to a fixed annuity and held in our General Account, and

•  the net amount from the Variable Account Value will be applied to a variable annuity and applied to the Subaccounts in proportion to the Account Value in each Subaccount on the Annuity Date.

The DCA Plus program cannot be cancelled but will automatically terminate at the end of your DCA Plus Guarantee Term, or upon the earliest of:

•  the date death benefit proceeds become payable under the Contract,

•  the date the Contract is terminated, or

•  the Annuity Date.

When your DCA Plus program ends you may request, in a form satisfactory to us, to establish a new DCA Plus program subject to our minimum allocation requirements. You can choose a Guarantee Term of up to one year from the duration options then currently offered by us.

If the Owner dies while transfers are being made from the DCA Plus Fixed Option and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, transfers will continue to be made from the DCA Plus Fixed Option to the selected Variable Investment Options, until the Guarantee Term ends.

At the end of the Guarantee Term, the provisions of this Rider will cease to be operative, unless a new Guarantee Term is established. The DCA Plus Fixed Option will continue on the Contract as an Investment Option that can be used for future allocations of additional Investments.

You can have only one DCA Plus program in effect at any given time. DCA Plus cannot be used concurrently with our dollar cost averaging program. Further, the DCA Plus Fixed Option is not available for use with any of our other systematic transfer programs; i.e., dollar cost averaging, portfolio rebalancing or earnings sweep.

We reserve the right to change the terms and conditions of the DCA Plus program, but not a DCA Plus program you already have in effect.

THE GENERAL ACCOUNT is amended.

Paragraph 2 of THE GENERAL ACCOUNT section is amended to read as follows:

The following information regarding the Fixed Option is only applicable to Contracts issued before July 1, 2003. The information regarding the DCA Plus Fixed Option is not subject to this limitation.

3

THE GENERAL ACCOUNT—Guarantee Terms section is amended by adding the following:

DCA Plus Fixed Option

Availability of the DCA Plus Fixed Option (and also DCA Plus) is subject to approval of state insurance authorities. Ask your registered representative about its status in your state of issue.

When you establish DCA Plus and you make your initial Investment allocation to the DCA Plus Fixed Option, we establish a Guarantee Term of a duration up to 1 year selected by you from among the terms currently being offered by us. Your initial Investment allocated to the DCA Plus Fixed Option will be credited with interest at the Guaranteed Interest Rate in effect at the start of the Guarantee Term and will remain in effect for that Purchase Payment until the Guarantee Term ends. Additional Investments allocated to the DCA Plus Fixed Option will be credited with interest at the Guaranteed Interest Rate then in effect on the Business Day that the allocation is effective and will remain in effect for that Investment until the Guarantee Term ends.

We stop crediting interest on any amount transferred or withdrawn from the DCA Plus Fixed Option as of the day the transfer or withdrawal is effective or applied to provide an annuity including:

•  fees for withdrawals and/or transfers,

•  withdrawal charges,

•  annual fees,

•  charges for premium taxes and/or other taxes, and

•  proportionate reductions for annual charges for expenses relating to any optional benefit rider attached to your Contract.

THE GENERAL ACCOUNT—Withdrawals and Transfers is amended.

The 1st and 2nd paragraphs of THE GENERAL ACCOUNT—Withdrawals and Transfers section is restated as follows:

Prior to the Annuity Date, you can withdraw or transfer amounts from your Fixed Option. You can also withdraw amounts from the DCA Plus Fixed Option, but you cannot transfer amounts from any Investment Option to the DCA Plus Fixed Option. Transfers made from the DCA Plus Fixed Option must be made on a monthly basis under the terms and conditions of the DCA Plus program. In addition, no partial withdrawal or transfer (other than a monthly transfer under DCA Plus) can be made from your Fixed Option or DCA Plus Fixed Option within 30 days of the Contract Date. If your withdrawal leaves you with a Net Contract Value of less than $1,000, we have the right, at our option, to terminate your Contract and send you the withdrawal proceeds.

Payments or transfers from the Fixed Option or DCA Plus Fixed Option can be delayed, as described under ADDITIONAL INFORMATION—Timing of Payments and Transactions section of the Prospectus. Any amount delayed will, as long as it is held under the Fixed Option or DCA Plus Fixed Option, continue to earn interest at the Guaranteed Interest Rate then in effect until that Guarantee Term has ended, and the minimum guaranteed interest rate of 3% thereafter, unless state law requires a greater rate be paid.

4

THE GENERAL ACCOUNT—Withdrawals and Transfers section is amended to add the following subsections:

Preauthorized Withdrawals

Preauthorized withdrawals can be made from the DCA Plus Fixed Option under the terms of our preauthorized withdrawal procedures.

DCA Plus Fixed Option

Transfers to the DCA Plus Fixed Option cannot be made at any time.

TERMS USED IN THIS PROSPECTUS is amended.

The TERMS USED IN THIS PROSPECTUS section is amended to add the following:

DCA Plus Fixed Option – If you allocate all or part of your investments to the DCA Plus Fixed Option, such amounts are held in our General Account and receive interest at rates declared periodically (the ‘‘Guaranteed Interest Rate’’), but not less than an annual rate of 3%.

The definition Contract Value listed in the TERMS USED IN THIS PROSPECTUS section is amended to read as follows:

Contract Value – As of the end of any Business Day, the sum of your Variable Account Value, DCA Plus Fixed Option Value, the value of any other Investment Option added to the Contract by Rider or Endorsement, the Loan Account Value, and, for Contracts issued before July 1, 2003, the Fixed Option Value.

The definition Guarantee Term listed in the TERMS USED IN THIS PROSPECTUS section is amended to read as follows:

Guarantee Term – The period during which an amount you allocate to the DCA Plus Fixed Option or, for Contracts issued before July 1, 2003, the Fixed Option earns a Guaranteed Interest Rate. These terms are up to 1 year for the Fixed Option and 1 year for the DCA Plus Fixed Option.

The definition Investment Option listed in the TERMS USED IN THIS PROSPECTUS section is amended to read as follows:

Investment Option – A Subaccount, the DCA Plus Fixed Option, any other Investment Option added to the Contract by Rider or Endorsement, and, for Contracts issued before July 1, 2003, the Fixed Option offered under the Contract.

PVPODSU903	5

Supplement dated September 1, 2003 to the Prospectus dated May 1, 2003 for the Pacific Value for Prudential Securities, a variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus as follows:

A new Fixed Investment Option is available.

A new Fixed Investment Option is added to the list on page 1 of the Prospectus:

DCA Plus Fixed

The DCA Plus Fixed Option is subject to availability. Ask your registered representative about its current status.

HOW YOUR INVESTMENTS ARE ALLOCATED—Transfers is amended.

The Transfers section is amended to add the following after the Automatic Transfer Options sub-section:

DCA Plus

DCA Plus provides a way for you to transfer amounts monthly from the DCA Plus Fixed Option Investment Option to one or more Variable Investment Option(s) over a period of up to one year. Amounts allocated to the DCA Plus Fixed Option Investment Option are held in our General Account and receive interest at rates declared periodically by us, but not less than an annual rate of 3% (the “Guaranteed Interest Rate”). The DCA Plus program can also be used with an Asset Allocation program to qualify for any optional benefit rider offered under your Contract.

Before your Annuity Date, you can allocate all or some of your Investment(s) to one of the DCA Plus Fixed Option terms of your choice. The minimum initial Investment amount that you can allocate to the DCA Plus Fixed Option is $5,000. You cannot transfer any amounts to the DCA Plus Fixed Option from any other Investment Option. All Investments allocated to the DCA Plus Fixed Option will earn interest at the then current Guaranteed Interest Rate declared by us.

The DCA Plus Fixed Option Value on any Business Day is the DCA Plus Fixed Option Value on the prior Business Day, increased by any additions to the DCA Plus Fixed Option on that day as a result of any:

•  interest, plus

•  Purchase Payments received by us then allocated to the DCA Plus Fixed Option, plus

•  any additional amounts allocated to the DCA Plus Fixed Option, including any Credit Enhancements, if applicable,

and decreased by any deductions from the DCA Plus Fixed Option on that day as a result of any:

•  transfers, including transfers to the Loan Account,

•  withdrawals, including any applicable withdrawal charges,

•  fees for withdrawals and/or transfers,

•  amounts applied to provide an annuity,

•  annual fees,

•   recapture of any Credit Enhancements, if applicable

•   charges for premium taxes and/or other taxes, and

•   proportionate reductions for annual charges for expenses relating to optional benefit riders attached to the Contract.

The day that the first Investment allocation is made to the DCA Plus Fixed Option will begin the Guarantee Term. You can choose a Guarantee Term of up to one year. Currently, we offer Guarantee Terms of 6 or 12 months with 6 or 12 monthly transfers, respectively. On the same day of each month thereafter, we will transfer to the Variable Investment Options you select an amount equal to your DCA Plus Fixed Option Value on that day divided by the remaining number of monthly transfers in the Guarantee Term.

Example:  On May 1, you submit a $10,000 Investment entirely to the DCA Plus Fixed Option at a then current Guaranteed Interest Rate of 5.00% with a Guarantee Term of 6 months. On June 1, the value of the DCA Plus Fixed Option is $10,041.52. On June 1, a transfer equal to $1,673.59 ($10,041.52/6) will be made according to your DCA Plus transfer instructions. Your remaining DCA Plus Fixed Option Value after the transfer is therefore $8,367.93. On July 1, your DCA Plus Fixed Option Value has now increased to $8,401.56. We will transfer $1,680.31 ($8,401.56/5) to the Variable Investment Options, leaving a remaining value of $6,721.25 in the DCA Plus Fixed Option.

During the Guarantee Term, you can allocate all or a part of any additional Investments to the DCA Plus Fixed Option. Additional allocations must be at least $250. Each additional allocation will be transferred to the Variable Investment Options you select over the remaining Guarantee Term. Transfers will be made proportionately from the DCA Plus Fixed Option Value attributed to each Investment allocation.

Example:  (Using the previous example): On July 15, you allocate an additional $5,000 to the DCA Plus Option at a Guaranteed Interest Rate of 4.00%. On August 1, your DCA Plus Fixed Option Value has increased to $11,758.30. An amount equal to $2,939.58 ($11,758.30/4) is transferred from the DCA Plus Fixed Option to the Variable Investment Options. The remaining DCA Plus Fixed Option Value is $8,818.73.

The minimum amount for the DCA Plus monthly transfer is $250. If a monthly DCA Plus transfer amount is less than $250, we may transfer your entire DCA Plus Fixed Option Value to the Variable Investment Options according to your most recent DCA Plus transfer instructions and automatically terminate your DCA Plus.

DCA Plus transfers must be made on a monthly basis to the Variable Investment Options. You cannot choose to transfer other than monthly. For Contracts issued before July 1, 2003, you cannot transfer to the Fixed Option. Unless otherwise instructed, any additional Investment we receive during a Guarantee Term will be allocated to the Investment Options, including the DCA Plus Fixed Option if so indicated, according to your most recent Investment allocation instructions. If we receive any additional Investments after your DCA Plus ends and you have not changed your Investment allocation instructions, the portion of additional Investments that you had instructed us to allocate to the DCA Plus Fixed Option under DCA Plus will be allocated to the Variable Investment Options in the same proportion you had elected under DCA Plus.

On your Annuity Date any net amount converted to an annuity from your DCA Plus Fixed Option will be applied to a fixed annuity and will be held in our General Account, (but not under the DCA Plus Fixed Option) unless you instruct us otherwise.

2

The Net Contract Value, less any charges for premium taxes and/or other taxes, when converted, will, subject to our minimum requirements, be converted as follows:

•  the net amount from the DCA Plus Fixed Option Value will be converted to a fixed annuity and held in our General Account, and

•  the net amount from the Variable Account Value will be applied to a variable annuity and applied to the Subaccounts in proportion to the Account Value in each Subaccount on the Annuity Date.

The DCA Plus program cannot be cancelled but will automatically terminate at the end of your DCA Plus Guarantee Term, or upon the earliest of:

•  the date death benefit proceeds become payable under the Contract,

•  the date the Contract is terminated, or

•  the Annuity Date.

When your DCA Plus program ends you may request, in a form satisfactory to us, to establish a new DCA Plus program subject to our minimum allocation requirements. You can choose a Guarantee Term of up to one year from the duration options then currently offered by us.

If the Owner dies while transfers are being made from the DCA Plus Fixed Option and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, transfers will continue to be made from the DCA Plus Fixed Option to the selected Variable Investment Options, until the Guarantee Term ends.

At the end of the Guarantee Term, the provisions of this Rider will cease to be operative, unless a new Guarantee Term is established. The DCA Plus Fixed Option will continue on the Contract as an Investment Option that can be used for future allocations of additional Investments.

You can have only one DCA Plus program in effect at any given time. DCA Plus cannot be used concurrently with our dollar cost averaging program. Further, the DCA Plus Fixed Option is not available for use with any of our other systematic transfer programs; i.e., dollar cost averaging, portfolio rebalancing or earnings sweep.

We reserve the right to change the terms and conditions of the DCA Plus program, but not a DCA Plus program you already have in effect.

THE GENERAL ACCOUNT is amended.

Paragraph 2 of THE GENERAL ACCOUNT section is amended to read as follows:

The following information regarding the Fixed Option is only applicable to Contracts issued before July 1, 2003. The information regarding the DCA Plus Fixed Option is not subject to this limitation.

3

THE GENERAL ACCOUNT—Guarantee Terms section is amended by adding the following:

DCA Plus Fixed Option

Availability of the DCA Plus Fixed Option (and also DCA Plus) is subject to approval of state insurance authorities. Ask your registered representative about its status in your state of issue.

When you establish DCA Plus and you make your initial Investment allocation to the DCA Plus Fixed Option, we establish a Guarantee Term of a duration up to 1 year selected by you from among the terms currently being offered by us. Your initial Investment allocated to the DCA Plus Fixed Option will be credited with interest at the Guaranteed Interest Rate in effect at the start of the Guarantee Term and will remain in effect for that Purchase Payment until the Guarantee Term ends. Additional Investments allocated to the DCA Plus Fixed Option will be credited with interest at the Guaranteed Interest Rate then in effect on the Business Day that the allocation is effective and will remain in effect for that Investment until the Guarantee Term ends.

We stop crediting interest on any amount transferred or withdrawn from the DCA Plus Fixed Option as of the day the transfer or withdrawal is effective or applied to provide an annuity including:

•  fees for withdrawals and/or transfers,

•  withdrawal charges,

•  annual fees,

•  charges for premium taxes and/or other taxes, and

•  proportionate reductions for annual charges for expenses relating to any optional benefit rider attached to your Contract.

THE GENERAL ACCOUNT—Withdrawals and Transfers is amended.

The 1st and 2nd paragraphs of THE GENERAL ACCOUNT—Withdrawals and Transfers section is restated as follows:

Prior to the Annuity Date, you can withdraw or transfer amounts from your Fixed Option. You can also withdraw amounts from the DCA Plus Fixed Option, but you cannot transfer amounts from any Investment Option to the DCA Plus Fixed Option. Transfers made from the DCA Plus Fixed Option must be made on a monthly basis under the terms and conditions of the DCA Plus program. In addition, no partial withdrawal or transfer (other than a monthly transfer under DCA Plus) can be made from your Fixed Option or DCA Plus Fixed Option within 30 days of the Contract Date. If your withdrawal leaves you with a Net Contract Value of less than $1,000, we have the right, at our option, to terminate your Contract and send you the withdrawal proceeds.

Payments or transfers from the Fixed Option or DCA Plus Fixed Option can be delayed, as described under ADDITIONAL INFORMATION—Timing of Payments and Transactions section of the Prospectus. Any amount delayed will, as long as it is held under the Fixed Option or DCA Plus Fixed Option, continue to earn interest at the Guaranteed Interest Rate then in effect until that Guarantee Term has ended, and the minimum guaranteed interest rate of 3% thereafter, unless state law requires a greater rate be paid.

4

THE GENERAL ACCOUNT—Withdrawals and Transfers section is amended to add the following subsections:

Preauthorized Withdrawals

Preauthorized withdrawals can be made from the DCA Plus Fixed Option under the terms of our preauthorized withdrawal procedures.

DCA Plus Fixed Option

Transfers to the DCA Plus Fixed Option cannot be made at any time.

TERMS USED IN THIS PROSPECTUS is amended.

The TERMS USED IN THIS PROSPECTUS section is amended to add the following:

DCA Plus Fixed Option – If you allocate all or part of your investments to the DCA Plus Fixed Option, such amounts are held in our General Account and receive interest at rates declared periodically (the ‘‘Guaranteed Interest Rate’’), but not less than an annual rate of 3%.

The definition Contract Value listed in the TERMS USED IN THIS PROSPECTUS section is amended to read as follows:

Contract Value – As of the end of any Business Day, the sum of your Variable Account Value, DCA Plus Fixed Option Value, the value of any other Investment Option added to the Contract by Rider or Endorsement, the Loan Account Value, and for Contracts issued before July 1, 2003, the Fixed Option Value.

The definition Guarantee Term listed in the TERMS USED IN THIS PROSPECTUS section is amended to read as follows:

Guarantee Term – The period during which an amount you allocate to the DCA Plus Fixed Option or, for Contracts issued before July 1, 2003, the Fixed Option earns a Guaranteed Interest Rate. These terms are up to 1 year for the Fixed Option and 1 year for the DCA Plus Fixed Option.

The definition Investment Option listed in the TERMS USED IN THIS PROSPECTUS section is amended to read as follows:

Investment Option – A Subaccount, the DCA Plus Fixed Option, any other Investment Option added to the Contract by Rider or Endorsement, and, for Contracts issued before July 1, 2003, the Fixed Option offered under the Contract.

PVPSUP903	5

PART II

Part C:    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2002 which are incorporated by reference from the 2002 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities

Statements of Operations

Statements of Changes in Net Assets

Notes to Financial Statements

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2002 and 2001, and for the three year period ending December 31, 2002, included in Part B include the following for Pacific Life:

Independent Auditors’ Report

Consolidated Statements of Financial Condition

Consolidated Statements of Operations

Consolidated Statements of Stockholder’s Equity

Consolidated Statements of Cash Flows

Notes to Consolidated Financial Statements

(b)	Exhibits

1. (a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A.[1]

(b)	Memorandum Establishing Two New Variable Accounts—Aggressive Equity and Emerging Markets Portfolios.[1]

(c)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors, Inc. (PSD)[1]

	(b)	Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers[1]

4.	(a)	(1) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. PV9808)[1]

(2) Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-1100)[15]

	(b)	Qualified Pension Plan Rider (Form No. R90-Pen-V)[1]

	(c)	403(b) Tax-Sheltered Annuity Rider[11]

	(d)	Section 457 Plan Rider (Form No. R95-457)[1]

	(e)	Individual Retirement Annuity Rider (Form No. 20-18900)[11]

	(f)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[11]

	(g)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[11]

	(h)	Qualified Retirement Plan Rider[11]

	(i)	Stepped-Up Death Benefit Rider No. (Form No. R9808.SDB)[1]

	(j)	(1) Premier Death Benefit Rider (Form No. R9808.PDB)[1]

(2) Premier Death Benefit Rider (Form No. 20-18000)[11]

	(k)	Guaranteed Income Advantage (GIA) Rider (Form No. 23-111499)[3]

	(l)	Guaranteed Earnings Enhancement (EEG) Rider (Form No. 20-14900)[7]

	(m)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[11]

	(n)	Form of Guaranteed Protection Advantage (GPA) 5 Rider (Form No. 20-19500)[13]

	(o)	Income Access Rider (Form No. 20-19808)[13]

	(p)	Form of DCA Plus Fixed Option Rider (Form No. 20-1103)

5.	(a)	(1) Variable Annuity Application for Pacific Value (Form No. 25-12510)[6]

(2) Form of Variable Annuity Application for Pacific Value for Prudential Securities[9]

(3) Form of Variable Annuity Application for Pacific Value (Form No. 25-1100)[15]

(4) Form of Variable Annuity Application for Pacific Value for Prudential Securities (Form No. 25-1100)[15]

	(b)	Variable Annuity PAC APP[1]

	(c)	Application/Confirmation Form[4]

	(d)	Form of Guaranteed Earnings Enhancement (EEG) Rider Request Application[7]

	(e)	Form of Guaranteed Protection Advantage (GPA) Rider Request Form (Form No. 55-16600)[11]

	(f)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[13]

	(g)	Form of Income Access Rider Request Form (Form No. 2315-3A)[13]

6.	(a)	Pacific Life’s Articles of Incorporation[1]

	(b)	By-laws of Pacific Life[1]

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement[8]

	(b)	Addendum to Pacific Select Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios)[8]

	(c)	Addendum to Pacific Select Fund Participation Agreement (to add nine new Portfolios)[8]

	(d)	Form of The Prudential Series Fund, Inc. Participation Agreement[9]

	(e)	Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios)[11]

9.	Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered.[1]

10.	Independent Auditors’ Consent[14]
Pacific Value and Pacific Value for Prudential Securities
11.	Not applicable
12.	Not applicable
13.	Performance Calculations[14]
(a) Pacific Value
(1) With 4% Credit Enhancement
(2) With 5% Credit Enhancement
(b) Pacific Value for Prudential Securities
(1) With 4% Credit Enhancement
(2) With 5% Credit Enhancement
14.	Not applicable
15.	Powers of Attorney[11]
16.	Not applicable

Exhibit II-3

[1]	Included in Registrant’s Form Type N-4/A, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

[2]	Included in Registrant’s Form Type N-4, File No. 333-60833, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.

[3]	Included in Registrant’s Form Type 497, File No. 333-60833, Accession No. 0001017062-99-001498, filed on August 17, 1999, and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000578, filed on February 29, 2000, and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000954, filed on April 21, 2000, and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-002449, filed on December 7, 2000, and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0001017062-01-000458, filed on March 2, 2001, and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-01-500166, filed on May 1, 2001, and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0001017062-01-500473, filed on June 15, 2001, and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/A, File No. 333-60833, Accession No. 0000898430-01-503117, filed October 25, 2001, and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-02-000786 filed on April 30, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 001017062-02-002151, filed on December 19, 2002 and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-03-000462, filed on March 18, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001017062-03-000935, filed on April 28, 2003 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/B, File No. 333-60833, Accession No. 0001193125-03-015148, filed on June 30, 2003 and incorporated by reference herein.

Item 25.    Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer

Glenn S. Schafer	Director and President

Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer

David R. Carmichael	Director, Senior Vice President and General Counsel

Audrey L. Milfs	Director, Vice President and Corporate Secretary

Edward R. Byrd	Vice President and Controller

Brian D. Klemens	Vice President and Treasurer

Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 26.    Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: an 86% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); an 80% ownership of M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACGFS II, Inc. (a Delaware Corporation); ACG Acquisition V Corporation (a Delaware Corporation); a 50% ownership of ACG Acquisition VI LLC; a 33% ownership of ACG Acquisition IX LLC; ACG Acquisition XXV LLC and its subsidiary ACG Acquisition Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI, 37, 38 LLCs; and ACG Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust. Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC. ACG Acquisition XXVII LLC owns 50% of ACG Acquisition XXVIII LLC, which owns ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLCs; ACG Acquisition 35 Corporation (a Delaware Corporation); ACG Acquisition 31-34, 36-39 LLCs; and ACGFS, Inc. (a Delaware Corporation). Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 17% ownership of Scottish Annuity & Life Holdings, Ltd. [(a Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a Delaware Limited Liability Company); and Pacific Financial Products Inc. (a Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation), United Planners’ Group, Inc. (an Arizona Corporation), and a 45% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., West Coast Realty Management, Inc., Associated Planners Securities Corporation of Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc. Subsidiaries of Mutual Service Corporation are Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a Delaware Corporation). United Planners’ Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation), and United Planners Insurance Agency of Oklahoma, Inc. (an Oklahoma Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.    Number of Contractholders

1) Pacific Value — Approximately	86,192	Qualified
	44,758	Non-Qualified

2) Pacific Value for Prudential Securities — Approximately	207	Qualified
	201	Non-Qualified

Item 28.    Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub- agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.    Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.    Management Services

Not applicable

Item 32.    Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

(a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

(b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

(c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 28th day of August, 2003.

SEPARATE ACCOUNT A (Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Thomas C. Sutton* Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

	Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	August 28, 2003

	Glenn S. Schafer*	Director and President	August 28, 2003

	Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	August 28, 2003

	David R. Carmichael*	Director, Senior Vice President and General Counsel	August 28, 2003

	Audrey L. Milfs*	Director, Vice President and Corporate Secretary	August 28, 2003

	Edward R. Byrd*	Vice President and Controller	August 28, 2003

	Brian D. Klemens*	Vice President and Treasurer	August 28, 2003

	Gerald W. Robinson*	Executive Vice President	August 28, 2003

*By:	/s/ DAVID R. CARMICHAEL		August 28, 2003
David R. Carmichael as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 13 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333- 60833 Accession No. 0001017062-02-000786 filed on April 30, 2002, as Exhibit 15.2)